Segment Information (Tables) - Single Reportable Segment [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Line Items]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents	The CODM is also regularly provided with information on significant expenses and cash and cash equivalents balances, as follows:

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
	USD thousands	USD thousands	USD thousands	USD thousands
Revenues	$3,268	$2,591	$1,853	$1,331
Less:
Cost of revenues	496	409	304	213
R&D expenses- excluding stock-based compensation expenses	4,737	2,825	1,922	1,510
S&M expenses- excluding stock-based compensation expenses	2,470	2,787	1,308	1,277
G&A expenses- excluding stock-based compensation expenses	5,069	1,772	1,216	884
Stock based compensation expenses	5,440	2,255	223	866
Operating loss	14,944	7,457	3,120	3,419
Finance expenses (income)	(799)	(1,716)	255	(992)
Taxes on income	64	19	64	19
Net loss	14,209	5,760	3,439	2,446
Cash and cash equivalents	$794	$183	$794	$183
The CODM is also regularly provided with information on significant expenses and cash and cash equivalents balances, as follow:
	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Revenues	5,707	4,155
Less:
Cost of revenues	866	782
R&D expenses – excluding stock based compensation expenses	5,800	4,076
S&M expenses – excluding stock based compensation expenses	5,141	3,265
G&A expenses – excluding stock-based compensation expenses	2,846	3,679
Stock based compensation expenses	3,024	1,551
Operating loss	11,970	9,198

Interest expense	493	216
Other financial expenses	335	6,182
Taxes on Income	21	14
Net loss	12,819	15,610

Cash and cash equivalents	294	927

TRAILBLAZER HOLDINGS, INC. [Member]
Segment Information [Line Items]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss:

	For The Year ended December 31, 2025	For The Period from July 16, 2024 (inception) through December 31, 2024
Operating expenses	$156,348	$53,820